Consolidated statements of profit or loss - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss [Abstract]
Revenue		$ 1,099,894	$ 1,102,029	$ 1,211,749
Other operating income		101,087	80,782	74,670
Employee benefit expenses		(104,083)	(80,232)	(78,758)
Depreciation, amortization, and impairment charges		(418,271)	(473,638)	(439,441)
Other operating expenses		(336,622)	(351,248)	(414,330)
Operating profit		342,005	277,693	353,890
Financial income		25,007	10,149	5,962
Financial expense		(323,749)	(330,445)	(360,898)
Net exchange differences		(2,549)	10,257	1,873
Other financial income/(loss), net		(16,683)	(895)	12,171
Financial expense, net		(317,974)	(310,934)	(340,892)
Share of profit of entities carried under the equity method		13,207	21,465	12,304
Profit /(loss) before income tax		37,238	(11,776)	25,302
Income tax (expense)/income		(790)	9,689	(36,220)
Profit/(loss) for the year		36,448	(2,087)	(10,918)
Profit/(loss) attributable to non-controlling interest		6,932	(3,356)	(19,162)
Profit/(loss) for the year attributable to the Company		$ 43,380	$ (5,443)	$ (30,080)
Weighted average number of ordinary shares outstanding - basic (in shares)		116,152	114,695	111,008
Weighted average number of ordinary shares outstanding - diluted (in shares)		119,720	118,865	115,408
Basic earnings per share (in dollars per share)		$ 0.37	$ (0.05)	$ (0.27)
Diluted earnings per share (in dollars per share)	[1],[2]	$ 0.37	$ (0.09)	$ (0.28)

[1]	Antidilutive effect applied, where applicable (see Note 24)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the year ended December 31, 2023, as they have an antidilutive effect. For the years ended December 31, 2022, and December 31, 2021, the potential ordinary shares related to the long-term incentive plans granted to employees and the ATM program have not been considered in the calculation of diluted earnings per share as they have an antidilutive effect.